GS Mortgage-Backed Securities Trust 2021-PJ8 ABS-15G

Exhibit 99.3 Schedule 8

Loan Level Exceptions
Run Date - 7/22/2021
Recovco ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions	Exception Remediation

XXXXXXXX	XXXXXXXX	XXXXXXXX	G-Rate GR 11 March 2021	3	1	1	3	1	1	1	1
XXXXXXXX	XXXXXXXX	XXXXXXXX	Caliber March 2021	3	2	1	3	3	1	2	1	(Accepted/waived) Secondary value within 10% variance tolerance - EV 2	*** (CURED) ROR funding date before end of required rescission period - EV R
COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XX and per the last revised CD/PCCD issued on XX/XX/XX, the loan disbursed on XX/XX/XX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XX. The defect can be cured by providing the true funding date.	*** (CURED) ROR funding date before end of required rescission period - EV R
																COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XX and per the last revised CD/PCCD issued on XX/XX/XX, the loan disbursed on XX/XX/XX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XX. The defect can be cured by providing the true funding date.
XXXXXXXX	XXXXXXXX	XXXXXXXX	Caliber March 2021	3	2	3	3	1	1	2	1	(Accepted/waived) Secondary value within 10% variance tolerance - EV 2	*** (CURED) Hazard Insurance - EV R
COMMENT: The borrowers own 5 additional properties free and clear; however, evidence of insurance was not provided for any of the properties. One of the properties was not included on the Schedule E.	*** (CURED) Hazard Insurance - EV R
																COMMENT: The borrowers own 5 additional properties free and clear; however, evidence of insurance was not provided for any of the properties. One of the properties was not included on the Schedule E.
XXXXXXXX	XXXXXXXX	XXXXXXXX	Caliber March 2021	3	2	1	3	3	1	2	2	(Accepted) Missing evidence of TRID Disclosure Delivery - EV 2 (Accepted/waived) Secondary value within 10% variance tolerance - EV 2
COMMENT: An ALTA statement was provided to cure the funding violation. The statement does not match the revised CD issued on 2/5/21, and no post consummation CD was provided in the file. Per the CD, the consumer owed $4791.36 at consummation; however, per the ALTA statement, the consumer owed $4608.94. The fees that changed appear to be in the following sections: Section C, Section E and per-diem in Section F. Per regulation, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation and that event causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. (§ 1026.19(f)(2)(iii); Comment 19(f)(2)(iii)-1). Although the recording is subject to tolerance, the fee decreased and therefore, it will not affect tolerance tests results.No rebuttal response required.	*** (CURED) ROR funding date before end of required rescission period - EV R
COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XX and per the last revised CD issued on XX/XX/XX, the loan disbursed on XX/XX/XX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XX. The defect can be cured by providing the true funding date.	*** (CURED) ROR funding date before end of required rescission period - EV R
																COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XX and per the last revised CD issued on XX/XX/XX, the loan disbursed on XX/XX/XX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XX. The defect can be cured by providing the true funding date.
XXXXXXXX	XXXXXXXX	XXXXXXXX	Caliber March 2021	3	2	1	3	1	1	2	1		(Accepted/waived) Secondary value within 10% variance tolerance - EV 2
XXXXXXXX	XXXXXXXX	XXXXXXXX	Caliber March 2021	3	2	3	3	3	1	2	1	(Accepted/waived) Secondary value within 10% variance tolerance - EV 2	*** (CURED) ROR funding date before end of required rescission period - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XX and per the last revised CD issued on XX/XX/XX, the loan disbursed on XX/XX/XX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XX.  The defect can be cured by providing the true funding date.

*** (CURED) Title reports unpaid liens - EV R
COMMENT: There is a Financing Statement on title dated 08/16/2016 that was not paid off or subordinated (page 564), from XXXXX. Need validation of XXXXX subordination and final title to show it is in 2nd position.	*** (CURED) ROR funding date before end of required rescission period - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XX and per the last revised CD issued on XX/XX/XX, the loan disbursed on XX/XX/XX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XX.  The defect can be cured by providing the true funding date.

*** (CURED) Title reports unpaid liens - EV R
																COMMENT: There is a Financing Statement on title dated 08/16/2016 that was not paid off or subordinated (page 564), from XXXXX. Need validation of XXXXX subordination and final title to show it is in 2nd position.
XXXXXXXX	XXXXXXXX	XXXXXXXX	Caliber March 2021	3	2	1	3	3	1	2	1	(Accepted/waived) Secondary value within 10% variance tolerance - EV 2	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XX, after consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: The Cash to Close on the CCTC table on page 3 of the PCCD issued on XX/XX/XX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the LE issued on XX/XX/XX . The PCCD shows $304,608 whereas the LE $307,631; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XX, after consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The Cash to Close on the CCTC table on page 3 of the PCCD issued on XX/XX/XX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the LE issued on XX/XX/XX . The PCCD shows $304,608 whereas the LE $307,631; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).
XXXXXXXX	XXXXXXXX	XXXXXXXX	Caliber March 2021	3	1	1	3	1	1	1	1